Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 [Member] - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, Beginning	85,975	302,467
Granted
Vested	(85,975)	(216,492)
Forfeited
Outstanding, Ending		85,975
Weighted Average Exercise Price Per Share
Options outstanding, Beginning	$ 0.4963	$ 0.2614
Granted
Vested	0.4963	0.5349
Forfeited
Options outstanding, Ending		$ 0.4963